Earnings Per Share (Computation of Basic and Diluted Earnings per Share) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Numerator
Net income attributable to common shareholders	$ 1,014.2	$ 493.6
Diluted numerator	$ 1,014.2	$ 493.6
Denominator
Weighted average shares of common stock outstanding - basic	299.2	289.1
Stock-based compensation	0.5	0.1
Weighted average shares of common stock outstanding- diluted	299.7	289.2
Earnings per common share
Basic	$ 3.39	$ 1.71
Diluted	$ 3.38	$ 1.71